OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER RECEIVABLES AND PREPAID EXPENSES
Prepaid expenses	$ 834	$ 650
Government authorities	395	542
Accrued interest	33	28
Other	297	61
Total	$ 1,559	$ 1,281